Document and Entity Information	Sep. 21, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false